Deferred Tax (Tables)	12 Months Ended
Feb. 28, 2025
Deferred Tax [Abstract]
Schedule of Deferred Tax
		As of February 28/29
Figures in Rand thousands	Notes	2025	2024

Deferred tax liabilities		(95,892)	(69,840)
Deferred revenue		71,397	63,934
Property, plant and equipment and capitalized commission assets		(207,029)	(158,592)
Lease obligations		(3,385)	(2,411)
ECL provision on trade receivables		22,209	18,716
Other		20,916	8,513

Deferred tax assets		121,749	81,903
Deferred revenue		7,492	5,791
Property, plant and equipment and capitalized commission assets		61,767	41,842
Tax losses		27,287	15,186
Lease obligations		4,157	3,076
ECL provision on trade receivables		8,741	6,504
Other		12,305	9,504

Total net deferred tax assets		25,857	12,063

Reconciliation of deferred tax assets/(liabilities)
Beginning balance		12,063	9,025
Increase in deferred revenue temporary differences		9,315	5,569
Increase/ (Decrease) in ECL provision on trade receivables temporary differences		5,877	(393)
(Decrease)/ Increase in property, plant and equipment and capitalized commission assets temporary differences		(30,015)	4,313
Increase in tax losses temporary differences		12,939	6,370
Increase/ (Decrease) in lease obligation temporary differences		302	(7,120)
Increase/ (Decrease) in other temporary differences		14,362	(3,051)
Translation adjustments		1,014	(2,650)
Ending balance		25,857	12,063

Reconciliation of deferred tax balances
Beginning balance		12,063	9,025
Credit to statements of profit and loss	23	12,904	6,500
Others		(210)	132
Translation adjustments		1,100	(3,594)
Ending balance		25,857	12,063